Discontinued Operations and Dissolution of Subsidiary (Details 2) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
IfrsStatementLineItems [Line Items]
General and administrative	$ 304,880	$ 508,241	$ 418,206
Net income from discontinued operations net of tax (Note 15)			2,711
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
General and administrative			6,020
Net income from discontinued operations net of tax (Note 15)			(6,020)
Discontinued operations [member] | 1354166 Alberta Ltd [Member]
IfrsStatementLineItems [Line Items]
Natural gas sales			13,998
Operating costs			5,170
General and administrative			97
Total expense			5,267
Net income from discontinued operations net of tax (Note 15)			$ 8,731
Earnings per share from discontinued operations, basic and diluted (in dollars per share)			$ 0.000